LOANS, An Analysis of Past Due Loans (Details) $ in Thousands	Dec. 31, 2018 USD ($) Loan	Dec. 31, 2017 USD ($) Loan
Analysis of past due loans, segregated by class [Abstract]
Past due	$ 1,474	$ 3,288
Current loans	391,808	345,391
Total loans	393,282	348,679
Accruing loans 90 or more days past due	5	82
30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	497	658
90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	$ 977	$ 2,630
Number of loans past due 90 days or more and still accruing interest | Loan	1	2
Commercial Real Estate [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	$ 970	$ 2,416
Current loans	248,857	210,906
Total loans	249,827	213,322
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	39	398
Commercial Real Estate [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	931	2,018
Commercial Real Estate [Member] | Residential ADC [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Current loans	4,650	7,242
Total loans	4,650	7,242
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | Residential ADC [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Commercial Real Estate [Member] | Residential ADC [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Commercial Real Estate [Member] | Commercial ADC [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	39	0
Current loans	20,751	24,364
Total loans	20,790	24,364
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | Commercial ADC [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	39	0
Commercial Real Estate [Member] | Commercial ADC [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Commercial Real Estate [Member] | Farmland [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Current loans	4,833	5,392
Total loans	4,833	5,392
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | Farmland [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Commercial Real Estate [Member] | Farmland [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Commercial Real Estate [Member] | Multifamily [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Current loans	18,537	11,967
Total loans	18,537	11,967
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | Multifamily [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Commercial Real Estate [Member] | Multifamily [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Commercial Real Estate [Member] | Owner Occupied [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	927	2,272
Current loans	103,056	82,536
Total loans	103,983	84,808
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | Owner Occupied [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	254
Commercial Real Estate [Member] | Owner Occupied [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	927	2,018
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	4	144
Current loans	97,030	79,405
Total loans	97,034	79,549
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	144
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	4	0
Commercial [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	126	25
Current loans	51,208	48,842
Total loans	51,334	48,867
Accruing loans 90 or more days past due	0	0
Commercial [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	126	0
Commercial [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	25
Commercial [Member] | Commercial and Industrial [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	126	25
Current loans	49,373	47,007
Total loans	49,499	47,032
Accruing loans 90 or more days past due	0	0
Commercial [Member] | Commercial and Industrial [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	126	0
Commercial [Member] | Commercial and Industrial [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	25
Commercial [Member] | Agricultural [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Current loans	262	415
Total loans	262	415
Accruing loans 90 or more days past due	0	0
Commercial [Member] | Agricultural [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Commercial [Member] | Agricultural [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Commercial [Member] | Other [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Current loans	1,573	1,420
Total loans	1,573	1,420
Accruing loans 90 or more days past due	0	0
Commercial [Member] | Other [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Commercial [Member] | Other [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Residential Mortgage [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	280	634
Current loans	53,927	48,425
Total loans	54,207	49,059
Accruing loans 90 or more days past due	0	79
Residential Mortgage [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	247	50
Residential Mortgage [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	33	584
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	280	185
Current loans	53,115	47,751
Total loans	53,395	47,936
Accruing loans 90 or more days past due	0	79
Residential Mortgage [Member] | First Lien, Closed-End [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	247	50
Residential Mortgage [Member] | First Lien, Closed-End [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	33	135
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	449
Current loans	812	674
Total loans	812	1,123
Accruing loans 90 or more days past due	0	0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	449
Home Equity Lines [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	85	203
Current loans	33,883	33,469
Total loans	33,968	33,672
Accruing loans 90 or more days past due	0	3
Home Equity Lines [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	85	200
Home Equity Lines [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	3
Consumer - Other [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	13	10
Current loans	3,933	3,749
Total loans	3,946	3,759
Accruing loans 90 or more days past due	5	0
Consumer - Other [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	10
Consumer - Other [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	$ 13	$ 0